Accounts Receivable - Net (Tables)	12 Months Ended
Dec. 31, 2025
Loans and Leases Receivable Disclosure [Abstract]
Schedule of Accounts Receivable

	December 31,
	2025	2024
Accounts receivable	$315,391	$324,882
Allowance for credit losses	(29,047)	(23,995)
Accounts receivable, net	$286,344	$300,887

Schedule of Allowance for Credit Losses

The movements of the allowance for credit losses were as follows:

	December 31,
	2025	2024	2023
Balance at the beginning of the year	$(23,995)	$(13,438)	$(12,469)
Additions	(4,212)	(11,188)	(2,608)
Write-offs	333	107	1,262
Foreign currency translation adjustments	(1,173)	524	377
Balance at the end of the year	$(29,047)	$(23,995)	$(13,438)

Schedule of Maximum Exposure to Credit Risk Relating to Accounts Receivable

The Company's maximum exposure to credit risk at the balance sheets date relating to accounts receivable is summarized as follows:

	December 31,
	2025	2024
Aging within one year, net of allowance for credit losses	$218,475	$214,548
Aging greater than one year, net of allowance for credit losses	67,869	86,339
Accounts receivable, net	$286,344	$300,887